Finance cost and income (Tables)	6 Months Ended
Jun. 30, 2023
Text block [abstract]
Summary of Finance Cost and Income Included in Income Statement
The finance cost and income included in the income statement are as follows:

	2023			2022¹
Million US dollar	Finance cost	Finance income	Net	Finance cost	Finance income	Net

Interest income/(expense)	(1 855)	225	(1 630)	(1 767)	84	(1 683)
Net interest on net defined benefit liabilities	(42)	-	(42)	(37)	-	(37)
Accretion expense	(385)	-	(385)	(336)	-	(336)
Net interest income on Brazilian tax credits	-	78	78	-	113	113
Other financial results	(622)	82	(540)	(696)	194	(501)
Finance income/(cost) excluding exceptional items	(2 905)	385	(2 520)	(2 835)	391	(2 444)
Exceptional finance income/(cost)	(703)	-	(703)	(127)	303	176
Finance income/(cost)	(3 608)	385	(3 223)	(2 962)	694	(2 268)

1
As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(cost). The 2022 presentation was amended to conform to the 2023 presentation.

Summary of Other Financial
Other financial results for the
six-month
period ended 30 June 2023 and 30 June 2022 include:

	2023			2022¹
Million US dollar	Finance cost	Finance income	Net	Finance cost	Finance income	Net

Net foreign exchange gains/(losses)	(149)	-	(149)	(143)	-	(143)
Net gains/(losses) on hedging instruments	(354)	-	(354)	(422)	-	(422)
Hyperinflation monetary adjustments	-	66	66	-	138	138
Other financial income/(cost), including bank fees and taxes	(119)	16	(103)	(131)	56	(75)
Other financial results	(622)	82	(540)	(696)	194	(501)

1
As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(cost). The 2022 presentation was amended to conform to the 2023 presentation.